Goodwill, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Goodwill, Net [Abstract]
Impairment loss on goodwill	¥ 426,410	$ 58,676